Label	Element	Value
Stone Ridge Durable Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifeX Durable Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The LifeX Durable Income ETF (the “Fund”) seeks to provide reliable monthly distributions consisting of income and principal.
There can be no assurance that the Fund will achieve its investment objective.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2024, which includes the period in which the Predecessor Fund was in operation, the Fund’s portfolio turnover was 780%.
The Predecessor Fund’s portfolio turnover rate during the period in which the Predecessor Fund was in operation reflects transactions made in preparation for the Predecessor Fund’s reorganization with and into the Fund and is not representative of the Fund’s expected portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	780.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1963M’s operations to reflect estimated current expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select particular bond maturities and investment amounts that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions and recalibration strategy. As of March 31, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds is approximately 13.6 years.
The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide investors predictable cashflows by making monthly distributions consisting of income and principal from its investments.
In January of each year, the Fund’s per-share distribution rate will be recalibrated based on current market interest rates to a level that the Adviser believes would result in the distribution of the vast majority of the Fund’s assets over a thirty-year time horizon. The Fund will calibrate its distribution rate by calculating the payout rate of a 30-year Treasury bond ladder and adjusting for the Fund’s Unified Management Fee.
The purpose of including a portion of principal in the Fund’s distributions is to provide investors with a higher level of cashflow than would be possible from distributing the Fund’s interest income alone. The purpose of recalibrating the distribution rate annually is to enable the Fund to operate and provide monthly distributions in perpetuity. As a result of returning principal and recalibrating annually, the Fund’s per-share distribution rate is expected to decline over time.
Distributions. From the date of its launch until the date of the first recalibration of its distribution rate in January 2025, the Fund intends to make an identical distribution each month equal to $0.0833 per outstanding share of the Fund. For example, an investor who purchases 100,000 shares before the Fund’s initial distribution is expected to receive $8,333 in total distributions per month until the next recalibration date.
The following table illustrates the Fund’s intended distributions for each of the next five years for an investor who purchases 100,000 shares, incorporating an estimate of the effect of its annual recalibrations, estimated based on current market interest rates as of March 31, 2025.
Year	Total Distributed Per Year†	Total Distributed Per Month
2025	$100,000	$8,333
2026	$98,933	$8,244
2027	$97,861	$8,155
2028	$96,786	$8,065
2029	$95,706	$7,975
†
An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than the total yearly distributions as a result.
The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks—Distribution and Interest Rate Risk” for more information on the distribution rates.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on December 13, 2024.
The Predecessor Fund, a separate series of the Trust, commenced operations on January 8, 2024. On December 13, 2024, the Predecessor Fund reorganized with and into the Fund (the “Reorganization”). When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on December 13, 2024.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Stone Ridge Durable Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Stone Ridge Durable Income ETF | Distribution and Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Distribution and Interest Rate Risk. The Fund’s per-share distribution rate will be recalibrated each year. While the Fund’s investment strategy is expected to significantly reduce the variability of the annual recalibration, there is nonetheless a risk that the Fund may ultimately recalibrate its distribution rate to be higher or lower than expected as a result of fluctuations in market interest rates. For instance, the recalibrated distribution rate may be lower than currently estimated if interest rates decrease prior to a recalibration date. On the other hand, if market interest rates increase following a recalibration date, the value of the Fund’s distributions, as well as the market value of the Fund’s shares, will decrease. Similarly, if inflation is higher than expected, shareholders face the risk that the value of the Fund’s distributions will decrease relative to the cost of relevant goods and services.

Stone Ridge Durable Income ETF | U S Government Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
Stone Ridge Durable Income ETF | E T F Structure Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
●
The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
●
Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.
●
Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

Stone Ridge Durable Income ETF | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Stone Ridge Durable Income ETF | Management and Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests, as well as in connection with the annual recalibration of the Fund’s monthly distributions. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance.
The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

Stone Ridge Durable Income ETF | LifeX Durable Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 80

[1]	Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. Management Fees have been restated to reflect current contractual rates.
[2]	Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1963M’s operations to reflect estimated current expenses. LifeX Income Fund 1963M (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.